UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2009 (unaudited)

	Face
Security description	amount		Value

Bonds — 94.69%
Corporate bonds — 27.88%
Australia — 0.09%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19		$150,000	$179,667

France — 1.60%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	2,110,000	3,135,165
France Telecom SA,
4.375%, due 07/08/14		$105,000	109,727

Total France corporate bonds			3,244,892

Germany — 2.29%
DEPFA Deutsche Pfandbriefbank AG,
5.500%, due 01/15/10	EUR	1,000,000	1,454,469
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		2,140,000	3,188,362

Total Germany corporate bonds			4,642,831

Ireland — 0.33%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	460,000	674,686

Italy — 0.32%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	440,000	644,646

Liberia — 0.64%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13		$1,500,000	1,297,500

Malaysia — 3.17%
Johor Corp.,
1.000%, due 07/31/12(2)	MYR	20,240,000	6,437,257

Netherlands — 1.16%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	450,000	691,929
Rabobank Nederland NV,
4.125%, due 04/04/12		1,110,000	1,665,391

Total Netherlands corporate bonds			2,357,320

Qatar — 0.14%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)		$265,000	293,009

Russia — 0.88%
VTB Capital SA,
6.250%, due 06/30/35		$2,000,000	1,780,000

South Korea — 0.93%
Korea Development Bank,
8.000%, due 01/23/14		$1,700,000	1,889,433

United Arab Emirates — 2.59%
TDIC Finance Ltd.,
6.500%, due 07/02/14(1)		$5,000,000	5,252,305

United Kingdom — 1.04%
Barclays Bank PLC,
6.750%, due 05/22/19		$200,000	219,141
SABMiller PLC,
6.500%, due 07/01/16(1)		700,000	753,128
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	500,000	735,215
4.150%, due 06/10/14		$400,000	409,721

Total United Kingdom corporate bonds			2,117,205

United States — 12.70%
Altria Group, Inc.,
9.700%, due 11/10/18	$390,000	$477,066
American General Finance Corp.,
4.875%, due 05/15/10	10,000	9,392
5.375%, due 10/01/12	5,000	3,512
5.625%, due 08/17/11	25,000	19,510
5.850%, due 06/01/13	40,000	27,027
6.900%, due 12/15/17	55,000	33,961
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	235,000	232,620
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	500,000	515,000
AT&T, Inc.,
6.500%, due 09/01/37	250,000	269,205
Bank of America Corp.,
7.625%, due 06/01/19	220,000	242,221
Bank One Corp.,
7.875%, due 08/01/10	2,000,000	2,115,082
Bear Stearns Cos, Inc.,
0.549%, due 05/18/10(3)	1,000,000	999,963
Boeing Co./The,
4.875%, due 02/15/20	200,000	202,355
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	155,000	152,812
Capital One Bank USA N.A.,
8.800%, due 07/15/19	255,000	273,204
Caterpillar Financial Services Corp.,
6.125%, due 02/17/14	300,000	330,341
Cellco Partnership / Verizon Wireless Capital LLC,
5.550%, due 02/01/14(1)	500,000	540,694
Centex Corp.,
7.500%, due 01/15/12	10,000	10,500
Citigroup, Inc.,
5.125%, due 02/14/11	2,000,000	2,022,656
Comcast Corp.,
6.300%, due 11/15/17	500,000	545,666
Cricket Communications, Inc.,
10.000%, due 07/15/15	250,000	241,875
CSX Corp.,
7.450%, due 04/01/38	100,000	118,457
Dynegy Holdings, Inc.,
7.625%, due 10/15/26	750,000	465,000
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	200,000	178,874
First Data Corp.,
9.875%, due 09/24/15	750,000	641,250
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15(1)	200,000	204,418
Ford Motor Credit Co. LLC,
7.250%, due 10/25/11	35,000	32,912
9.750%, due 09/15/10	25,000	25,242
9.875%, due 08/10/11	400,000	395,769
Fortune Brands, Inc.,
5.375%, due 01/15/16	875,000	842,615
Frontier Communications Corp.,
9.000%, due 08/15/31	560,000	515,900
General Electric Capital Corp.,
5.875%, due 01/14/38	2,000,000	1,775,410

GMAC LLC,
6.750%, due 12/01/14	$170,000	$136,685
6.875%, due 09/15/11(1)	107,000	98,708
8.000%, due 11/01/31	340,000	256,949
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	250,000	263,895
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	225,000	240,188
HSBC Finance Corp.,
6.750%, due 05/15/11	2,000,000	2,110,284
Interface, Inc.,
11.375%, due 11/01/13(1)	15,000	15,919
Iron Mountain, Inc.,
8.375%, due 08/15/21	325,000	322,969
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58(1),(3)	35,000	30,800
Morgan Stanley,
6.625%, due 04/01/18	250,000	267,135
News America, Inc.,
6.200%, due 12/15/34	200,000	194,094
Nextel Communications, Inc.,
6.875%, due 10/31/13	500,000	447,500
NGPL Pipeco LLC,
6.514%, due 12/15/12(1)	500,000	541,063
Nisource Finance Corp.,
5.400%, due 07/15/14	150,000	150,108
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	70,000	87,832
NRG Energy, Inc.,
7.375%, due 01/15/17	400,000	381,000
ONEOK Partners LP,
8.625%, due 03/01/19	250,000	298,964
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
10.625%, due 04/01/17	5,000	4,700
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	300,000	250,500
Prologis,
5.625%, due 11/15/15	300,000	267,461
Reynolds American, Inc.,
7.625%, due 06/01/16	195,000	205,731
Sally Holdings LLC/Sally Capital, Inc.,
10.500%, due 11/15/16	50,000	51,875
Sempra Energy,
8.900%, due 11/15/13	300,000	351,348
9.800%, due 02/15/19	225,000	285,025
Sprint Capital Corp.,
7.625%, due 01/30/11	1,000,000	1,001,250
Terremark Worldwide, Inc.,
12.000%, due 06/15/17(1)	400,000	420,500
Tesoro Corp.,
9.750%, due 06/01/19	5,000	5,063
Texas Competitive Electric Holdings Co. LLC,
10.250%, due 11/01/15	750,000	496,875
Time Warner Cable, Inc.,
6.550%, due 05/01/37	80,000	84,176
6.750%, due 07/01/18	250,000	276,180
Time Warner, Inc.,
6.875%, due 05/01/12	250,000	273,405

Valero Energy Corp.,
6.625%, due 06/15/37	$125,000	$108,650
Verizon Communications, Inc.,
8.950%, due 03/01/39	500,000	680,487
Virginia Electric and Power Co.,
8.875%, due 11/15/38	300,000	416,307
Wachovia Capital Trust III,
5.800%, due 03/15/11(3),(4)	400,000	258,000
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	1,000,000	10,000

Total United States corporate bonds		25,752,135

Total corporate bonds
(cost $52,989,878)		56,562,886

Asset-backed securities — 6.12%
United States — 6.12%
American Express Credit Account Master Trust,
Series 2006-1, Class C,
0.553%, due 12/15/13(1),(3)	$2,250,000	2,088,795
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.466%, due 08/25/35(3)	150,448	125,847
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.326%, due 11/25/36(3)	118,178	115,355
Bank of America Credit Card Trust,
Series 2007-B1, Class B1,
0.353%, due 06/15/12(3)	600,000	595,723
Bear Stearns Asset Backed Securities Trust,
Series 2006-SD2, Class A2,
0.466%, due 06/25/36(3)	1,203,271	1,122,994
Chase Issuance Trust,
Series 2005-C2, Class C2,
0.713%, due 01/15/15(3)	575,000	515,052
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.496%, due 01/09/12(3)	1,000,000	987,258
Series 2006-C2, Class C2,
5.700%, due 05/15/13	350,000	348,408
Countrywide Asset-Backed Certificates,
Series 2006-17, Class 2A1,
0.316%, due 03/25/47(3)	53,103	52,157
Series 2006-20, Class 2A1,
0.316%, due 04/25/47(3)	113,081	107,795
Series 2005-7, Class 3AV3,
0.676%, due 11/25/35(3)	148,631	143,000
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FFB, Class A2,
0.396%, due 12/25/26(3)	400,092	32,828
GSAMP Trust,
Series 2006-HE7, Class A2A,
0.306%, due 10/25/46(3)	140,617	134,174

Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C,
5.540%, due 04/15/15	$450,000	$342,907
Home Equity Mortgage Trust,
Series 2006-3, Class A1,
5.472%, due 09/25/36(3)	1,825,609	171,586
Series 2006-5, Class A1,
5.500%, due 01/25/37(7)	342,128	32,853
Series 2006-4, Class A1,
5.671%, due 11/25/36(7)	1,584,287	136,462
MBNA Credit Card Master Note Trust,
Series 2002-C1, Class C1,
6.800%, due 07/15/14	3,000,000	3,036,471
MBNA Master Credit Card Trust,
Series 2001-B, Class C,
7.250%, due 08/15/13(1)	500,000	508,819
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.316%, due 05/25/37(3)	51,996	51,341
Series 2006-FF1, Class A2A,
0.336%, due 08/25/36(3)	24,034	23,986
Series 2006-SL1, Class A,
0.446%, due 09/25/36(3)	81,980	18,394
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.306%, due 09/25/36(3)	72,041	70,526
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.436%, due 08/25/36(3)	645,011	92,773
Park Place Securities, Inc.,
Series 2005-WCW2, Class A2C,
0.526%, due 07/25/35(3)	322,774	306,017
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A1,
0.326%, due 11/25/46(3)	30,331	29,044
Series 2006-E, Class A1,
0.356%, due 01/25/37(3)	46,279	41,510
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.336%, due 01/25/37(3)	278,146	262,977
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.366%, due 08/25/46(3)	151,363	145,197
Residential Asset Securities Corp.,
Series 2005-KS11, Class AI3,
0.466%, due 12/25/35(3)	91,426	77,931
SACO I Trust,
Series 2006-5, Class 2A1,
0.416%, due 05/25/36(3)	694,405	105,414
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1,
0.346%, due 01/25/37(3)	23,775	23,357
Series 2006-OPT3, Class 2A2,
0.376%, due 06/25/36(3)	38,743	37,152
Series 2005-OPT1, Class 2A4,
0.566%, due 06/25/35(3)	554,260	484,830

Structured Asset Investment Loan Trust,
Series 2005-7, Class A4,
0.456%, due 08/25/35(3)	$52,867	$52,181

Total asset-backed securities
(cost $14,559,559)		12,421,114

Collateralized debt obligations — 8.30%
Cayman Islands — 7.11%
Apidos CDO,
Series 2007-CA, Class A2B,
0.770%, due 05/14/20(2),(3),(5)	$2,000,000	1,120,000
Atrium CDO Corp.,
Series 5A, Class A2B,
0.745%, due 07/20/20(2),(3),(5)	2,000,000	1,020,000
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.810%, due 11/15/17(2),(3),(5)	2,000,000	1,240,000
Carlyle High Yield Partners,
Series 2006-8A, Class B,
0.799%, due 05/21/21(2),(3),(5)	2,500,000	1,419,000
Gulf Stream Compass CLO Ltd.,
Series 2007-1A, Class C,
2.502%, due 10/28/19(2),(3),(5)	1,400,000	322,000
Halcyon Loan Investors CLO Ltd.,
Series 2007-2A, Class A1J,
0.822%, due 04/24/21(2),(3),(5)	2,000,000	1,223,800
ING Investment Management,
Series 2006-3A, Class A2B,
0.853%, due 12/13/20(2),(3),(5)	2,000,000	1,160,000
Limerock CLO,
Series 2007-1A, Class A4,
0.852%, due 04/24/23(2),(3),(5)	2,000,000	500,000
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.853%, due 04/16/21(2),(3),(5)	2,500,000	1,475,000
Series 2006-2A, Class B,
0.910%, due 01/12/21(2),(3),(5)	3,000,000	1,500,000
Rockwall CDO Ltd.,
Series 2007-1A, Class A1LB,
1.033%, due 08/01/24(2),(3),(5)	4,000,000	826,800
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.760%, due 10/20/18(2),(3),(5)	1,714,205	1,268,512
Trimaran CLO Ltd.,
Series 2007-1A, Class A2L,
0.999%, due 06/15/21(2),(3),(5)	2,000,000	1,060,000
Wind River CLO Ltd.,
Series 2004-1A, Class B1,
1.710%, due 12/19/16(2),(3),(5)	1,000,000	280,000

Total Cayman Islands collateralized debt obligations		14,415,112

Netherlands — 0.65%
Cadogan Square CLO BV,
Series 1, Class C,
1.799%, due 02/01/22(2),(3),(8)	EUR	2,000,000	$516,096
Grosvenor Place CLO BV,
Series II-A, Class B,
2.100%, due 03/28/23(2),(3),(5)		2,000,000	802,816

Total Netherlands collateralized debt obligations			1,318,912

United States — 0.54%
Gannett Peak CLO Ltd.,
Series 2006-1A, Class A2,
0.864%, due 10/27/20(2),(3),(5)	EUR	2,000,000	1,100,000

Total collateralized debt obligations
(cost $15,813,492)			16,834,024

Commercial mortgage-backed securities — 11.60%
United States — 11.60%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4,
5.356%, due 10/10/45		$4,000,000	3,320,366
Series 2007-3, Class A2,
5.837%, due 06/10/49(3)		1,100,000	1,094,913
Series 2007-4, Class A4,
5.935%, due 02/10/51(3)		3,500,000	2,920,338
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.888%, due 12/10/49(3)		4,950,000	3,243,198
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39		4,000,000	3,412,994
Series 2007-GG9, Class AM,
5.475%, due 03/10/39		1,300,000	835,940
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39		500,000	496,715
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(3)		4,000,000	3,127,022
Morgan Stanley Dean Witter Capital I,
Series 2000-LIF2, Class A2,
7.200%, due 10/15/33		696,933	721,035
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(3)		5,150,000	3,610,102
Series 2006-C27, Class A2,
5.624%, due 07/15/45		750,000	749,746

Total commercial mortgage-backed securities
(cost $21,088,329)			23,532,369

Mortgage & agency debt securities — 3.71%
United States — 3.71%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.456%, due 11/25/35(3)		$1,129,245	220,180
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37		1,453,016	34,291
Series 2006-9, Class B3,
6.250%, due 01/25/37		727,603	39,749

Banc of America Funding Corp.,
Series 2006-R2, Class A2,
5.995%, due 07/28/46(1),(3)		$733,597	$181,565
Series 2007-4, Class NB1,
6.101%, due 06/25/37(3)		2,938,502	69,936
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class B1,
5.951%, due 06/25/36(3)		541,213	32,473
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
0.506%, due 08/25/35(3)		139,251	125,443
Series 2006-AR6, Class 1B2,
6.053%, due 08/25/36(3)		4,227,840	64,010
Countrywide Alternative Loan Trust,
Series 2006-26CB, Class M1,
6.500%, due 09/25/36		1,216,929	44,578
Series 2005-J2, Class 2A1,
7.500%, due 12/25/34		168,659	153,163
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-16, Class B2,
6.241%, due 11/25/36(3)		1,708,186	27,019
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.731%, due 05/25/36(3)		914,161	18,283
Series 2006-7, Class B1,
6.165%, due 08/25/36(3)		984,518	7,384
Series 2006-7, Class B3,
6.203%, due 08/25/36(3)		1,291,058	46,882
Federal Home Loan Mortgage Corp.,†
5.750%, due 09/15/10	EUR	1,400,000	2,095,316
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.519%, due 06/19/35(3)		$230,057	118,933
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.746%, due 03/25/37(3)		447,723	11,193
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR25, Class B1,
5.611%, due 09/25/36(3)		1,421,946	11,294
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
5.800%, due 10/25/36(3)		6,492,000	1,934,012
Residential Accredit Loans, Inc.,
Series 2006-QS5, Class M1,
6.000%, due 05/25/36		967,790	19,798
Residential Funding Mortgage Securities I,
Series 2006-S6, Class M1,
6.000%, due 07/25/36		969,782	93,388
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.731%, due 09/25/36(3)		1,500,000	983,132
Series 2007-1, Class B2II,
6.266%, due 02/25/37(3)		1,456,682	36,519
Series 2006-8, Class B3I,
6.289%, due 09/25/36(3)		2,241,305	22,301

WaMu Mortgage Pass-Through Certificates,
Series 2006-AR18, Class LB3,
5.330%, due 01/25/37(3)		$1,174,499	$47,309
Series 2007-HY1, Class LB2,
5.772%, due 02/25/37(3)		1,996,854	91,676
Series 2007-HY7, Class LB1,
5.781%, due 07/25/37(3)		2,491,044	256,449
Series 2006-AR12, Class LB1,
5.961%, due 10/25/36(3)		997,517	61,602
Series 2006-AR10, Class LB1,
5.985%, due 09/25/36(3)		998,447	72,315
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class B1,
6.250%, due 03/25/37		1,468,799	32,534
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36		3,908,272	565,847
Series 2006-AR12, Class 2B1,
6.098%, due 09/25/36(3)		497,245	14,917

Total mortgage & agency debt securities
(cost $17,804,625)			7,533,491

US government obligations — 7.87%
US Treasury Bonds,
4.295%, due 02/15/38		$14,000,000	4,177,992
4.250%, due 05/15/39		3,305,000	3,341,666
8.750%, due 08/15/20		5,000,000	7,240,625
US Treasury Inflation Indexed Bonds (TIPS),
1.781%, due 01/15/28		1,285,563	1,198,386

Total US government obligations
(cost $15,503,196)			15,958,669

Non US-government obligations — 27.23%
Argentina — 1.90%
Argentina Prestamos Garantizadad,
4.000%, due 04/15/10(3),(6)	ARS	2,000,000	210,362
Republic of Argentina,
0.943%, due 08/03/12(3)		$13,170,000	3,476,880
7.000%, due 03/28/11		210,000	174,090

			3,861,332

Brazil — 1.18%
Notas do Tesouro Nacional, Series B
6.000%, due 05/15/45	BRL	2,530,000	2,386,726

Dominican Republic — 1.43%
Republic of Dominica,
9.000%, due 09/30/10	DOP	120,000,000	2,897,988

France — 0.71%
Government of France,
3.750%, due 04/25/21	EUR	10,000	14,446
4.000%, due 04/25/55		1,015,000	1,426,133

			1,440,579

Germany — 8.43%
Bundesrepublik Deutschland,
4.000%, due 01/04/37	EUR	1,740,000	2,492,419
6.250%, due 01/04/24		180,000	329,837
Bundesschatzanweisungen,
4.000%, due 09/10/10		7,430,000	10,998,359
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12		640,000	985,401
5.000%, due 07/04/11		1,500,000	2,287,946

			17,093,962

Hungary — 1.61%
Hungary Government Bond,
5.500%, due 02/12/14	HUF	270,000,000	$1,279,896
6.500%, due 06/24/19		425,000,000	1,980,082

			3,259,978

Indonesia — 1.75%
Indonesia Treasury Bond,
10.750%, due 05/15/16	IDR	34,800,000,000	3,547,322

Italy — 3.20%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	EUR	3,430,000	4,279,481
6.500%, due 11/01/27		1,275,000	2,213,642

			6,493,123

Poland — 1.99%
Government of Poland,
5.750%, due 04/25/14	PLN	11,500,000	4,039,676

Russia — 0.71%
Russian Federation,
7.500%, due 03/31/30(7)		$1,008,000	1,029,420
7.500%, due 03/31/30(1),(7)		399,804	408,299

			1,437,719

Spain — 2.52%
Government of Spain,
5.750%, due 07/30/32	EUR	2,160,000	3,666,656
6.150%, due 01/31/13		900,000	1,453,842

			5,120,498

Turkey — 1.38%
Republic of Turkey,
12.000%, due 08/14/13	TRY	3,483,724	2,806,533

Venezuela — 0.42%
Republic of Venezuela,
5.375%, due 08/07/10		$870,000	843,900

Total non US-government obligations
(cost $54,157,304)			55,229,336

Sovereign/supranational bonds — 1.98%
European Investment Bank,
5.375%, due 10/15/12	EUR	1,600,000	2,512,075
5.625%, due 10/15/10		1,000,000	1,504,787

Total sovereign/supranational bonds
(cost $3,849,131)			4,016,862

Total bonds
(cost $195,765,514)			192,088,751

	Shares

Preferred stock — 0.00%(9)
United States — 0.00%(9)
Preferred Blocker, Inc.
7.000%(1),(10)
(cost $23,809)		22	10,235

	Units

Short-term investment — 1.22%
Investment company — 1.22%
UBS Cash Management Prime Relationship Fund, 0.247%(11),(12)
(cost $2,473,229)		2,473,229	2,473,229

	Number of contracts

Options Purchased — 0.68%
Call Options — 0.60%
10 Year US Treasury Notes,
strike @ USD 120.00,
expires November 2009*	400	$268,750
30 Day Fed Fund Futures,
strike @ USD 99.63,
expires November 2009*	363	294,961
30 Day Fed Fund Futures,
strike @ USD 99.88,
expires November 2009*	363	11,345
90 Day Euro-Dollar Futures,
strike @ USD 99.50,
expires March 2009*	500	112,500
90 Day Euro-Dollar Futures,
strike @ USD 99.50,
expires December 2009*	1,000	331,250
90 Day Euro-Dollar Futures,
strike @ USD 99.75,
expires December 2009*	1,000	12,500
Euro Bund Futures,
strike @ EUR 121.50,
expires November 2009	97	184,949

		1,216,255

Put Options — 0.08%
90 Day Euro-Dollar Interest Rate Futures,
strike @ USD 96.00, expires March 2011*	226	155,375

Total options purchased
(cost $844,442)		1,371,630

Total investments(13) — 96.59%
(cost $199,106,994)		195,943,845
Cash and other assets, less liabilities — 3.41%		6,914,047

Net assets — 100.00%		$202,857,892

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $199,106,994; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,367,408
Gross unrealized depreciation	(19,530,557)

Net unrealized depreciation	$(3,163,149)

*	Non-income producing security.
†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the value of these securities amounted to $12,042,131 or 5.94% of net assets.
(2)	Security is illiquid. At August 31, 2009, the value of these securities amounted to $23,281,281 or 11.48% of net assets.
(3)	Floating rate security — The interest rates shown are the current rates as of August 31, 2009.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.05% of net assets as of August 31, 2009, are considered illiquid and restricted. (See restricted securities table for more information.

			Acquisition		08/31/09
			cost as a	08/31/09	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted Securities	dates	cost	net assets	value	of net assets

Apidos CDO,
Series 2007-CA, Class A2B,
0.770%, due 05/14/20	11/06/08	$1,020,000	0.50%	$1,120,000	0.55%
Atrium CDO Corp.,
Series 5A, Class A2B,
0.745%, due 07/20/20	11/17/08	1,040,200	0.51	1,020,000	0.50
BlueMountain CLO Ltd.,
Series 2005-1A, Class A2,
0.810%, due 11/15/17	11/12/08	1,130,000	0.56	1,240,000	0.61
Cadogan Square CLO BV,
Series 1, Class C,
1.799%, due 02/01/22	05/22/09	240,000	0.12	516,096	0.25
Carlyle High Yield Partners,
Series 2006-8A, Class B,
0.799%, due 05/21/21	11/20/08	1,003,125	0.50	1,419,000	0.70
Gannett Peak CLO Ltd,
Series 2006-IA, Class A2,
0.864%, due 10/27/20	11/20/08	988,500	0.49	1,100,000	0.54
Grosvenor Place CLO BV,
Series II-A, Class B,
2.100%, due 03/28/23	06/12/09	814,500	0.40	802,816	0.40
Gulf Stream Compass CLO Ltd.,
Series 2007-1A, Class C,
2.502%, due 10/28/19	04/02/09	129,500	0.06	322,000	0.16
Halcyon Loan Investors CLO Ltd.,
Series 2007-2A, Class A1J,
0.822%, due 04/24/21	11/06/08	1,020,000	0.50	1,223,800	0.60
ING Investment Management,
Series 2006-3A, Class A2B,
0.853%, due 12/13/20	11/20/08	942,500	0.47	1,160,000	0.57
Limerock CLO,
Series 2007-1A, Class A4,
0.852%, due 04/24/23	11/06/08	900,000	0.44	500,000	0.25
Mountain View Funding CLO,
Series 2007-3A, Class A2,
0.853%, due 04/16/21	10/30/08	1,362,500	0.67	1,475,000	0.73

Mountain View Funding CLO,
Series 2006-2A, Class B,
0.910%, due 01/12/21	10/30/08	1,350,000	0.67	1,500,000	0.74
Rockwall CDO Ltd.,
Series 2007-1A, Class A1LB,
1.033%, due 08/01/24	10/21/08	1,240,000	0.61	826,800	0.41
Sargas CLO Ltd.,
Series 2006-1A, Class A2,
0.760%, due 10/20/18	06/17/09	1,221,371	0.60	1,268,512	0.63
Trimaran CLO Ltd.,
Series 2007-1A, Class A2L,
0.999%, due 06/15/21	11/12/08	880,000	0.43	1,060,000	0.52
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	1,025,000	0.51	10,000	0.00	(a)
Wind River CLO Ltd.,
Series 2004-1A, Class B1,
1.710%, due 12/19/16	03/09/09	104,000	0.05	280,000	0.14

		$16,411,196	8.09%	$16,844,024	8.30%

(a) Amount represents 0.005%.

(6)	Security is in default.
(7)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of August 31, 2009. Maturity date disclosed is the ultimate maturity date.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security, which represents 0.25% of net assets as of August 31, 2009, is considered illiquid and restricted. (See restricted securities table for more information.)
(9)	Amount represents 0.005% of net assets.
(10)	Security is a multi-coupon preferred stock that had a coupon reset date of January 16, 2009 of 7.000% fixed until its end date of December 31, 2049. This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(11)	The table below details the Fund’s investments in securities issued by funds that are advised by the same advisor as the Fund. The advisor does not earn a management fee from either UBS Supplementary Trust — U.S. Cash Management Prime Fund or UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales during		affiliate for
		during the	the nine		the nine
		nine months	months		months
	Value	ended	ended	Value	ended
Security description	11/30/08	08/31/09	08/31/09	08/31/09	08/31/09

UBS Cash Management Prime
Relationship Fund	$—	$77,451,743	$74,978,514	$2,473,229	$26,664

UBS Supplementary Trust — U.S. Cash
Management Prime Fund	14,250,718	46,942,733	61,193,451	—	85,683

(12) The rate shown reflects the yield at August 31, 2009.

(13)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Foreign currency exchange rates are generally determined as of the close of the NYSE. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	New Turkish Lira
USD	United States Dollar

Forward foreign currency contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of August 31, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)

Australian Dollar	36,397,489	USD	25,548,424	09/02/09	$(5,214,734)
Brazilian Real	15,950,000	USD	7,893,890	09/04/09	(565,987)
Brazilian Real	18,710,000	USD	9,947,486	09/04/09	23,704
Brazilian Real	15,950,000	USD	8,334,422	12/04/09	12,300
Canadian Dollar	8,600,000	JPY	767,016,800	09/02/09	387,386
Canadian Dollar	35,762,820	USD	30,302,852	09/02/09	(2,364,716)
Canadian Dollar	21,480,000	USD	19,911,474	12/02/09	290,576
Chile Peso	2,100,000,000	USD	3,770,874	09/04/09	(21,908)
Chile Peso	2,100,000,000	USD	3,861,359	12/04/09	48,269
Czech Koruna	28,500,000	EUR	1,058,889	09/04/09	(86,030)
Czech Koruna	28,500,000	EUR	1,120,063	09/04/09	1,668
Czech Koruna	28,500,000	EUR	1,117,297	12/04/09	1,741
Euro	1,087,579	CZK	28,500,000	09/04/09	44,901
Euro	1,120,063	CZK	28,500,000	09/04/09	(1,668)
Euro	1,117,297	CZK	28,500,000	12/04/09	(1,741)
Euro	1,957,343	HUF	565,000,000	09/04/09	167,412
Euro	2,082,565	HUF	565,000,000	09/04/09	(12,106)
Euro	2,051,710	HUF	565,000,000	12/04/09	(16,588)
Euro	7,370,000	JPY	950,314,926	09/02/09	(352,683)
Euro	27,065,000	SEK	299,075,862	09/02/09	3,213,799
Euro	30,153,066	USD	40,952,638	09/02/09	(2,274,797)
Euro	1,145,000	USD	1,648,857	09/02/09	7,385
Great Britain Pound	2,670,000	USD	3,878,909	09/02/09	(467,717)
Great Britain Pound	4,791,716	USD	7,843,423	09/02/09	42,749
Hungary Forint	565,000,000	EUR	1,947,961	09/04/09	(180,863)
Hungary Forint	565,000,000	EUR	2,082,565	09/04/09	12,106
Hungary Forint	565,000,000	EUR	2,051,710	12/04/09	16,588
Hungary Forint	536,710,000	USD	2,821,078	09/04/09	(3,499)
Hungary Forint	163,000,000	USD	842,290	12/04/09	(1,482)
Japanese Yen	589,835,200	AUD	9,357,489	09/02/09	1,570,044
Japanese Yen	33,095,400	CHF	390,000	09/02/09	12,633
Japanese Yen	625,298,260	EUR	4,870,000	09/02/09	261,608
Japanese Yen	249,000,000	GBP	1,841,716	09/02/09	322,241
Japanese Yen	520,915,564	SEK	40,780,000	09/02/09	130,542
Japanese Yen	2,078,147,352	USD	21,972,238	09/02/09	(361,424)
Malaysian Ringgit	43,200,000	USD	12,341,094	09/04/09	74,661
Malaysian Ringgit	27,580,000	USD	7,807,988	09/04/09	(23,221)
Malaysian Ringgit	22,220,000	USD	6,316,987	12/04/09	31,567
Norwegian Krone	73,221,158	CHF	12,400,000	09/02/09	(457,569)
Norwegian Krone	167,648,656	USD	27,398,762	09/02/09	(460,959)
Swedish Krona	325,223,629	EUR	29,783,066	09/02/09	(2,990,419)
Swedish Krona	40,780,000	JPY	525,960,050	09/02/09	(76,330)
Swedish Krona	247,828,737	USD	32,494,568	09/02/09	(2,320,418)
Swiss Franc	2,906,257	GBP	1,660,000	09/02/09	(42,203)
Swiss Franc	30,558,291	USD	26,631,766	09/02/09	(2,226,759)
Swiss Franc	17,765,000	USD	16,739,221	12/02/09	(52,054)
Turkish Lira	7,150,000	USD	4,603,585	09/04/09	(160,701)
Turkish Lira	5,700,000	USD	3,728,902	12/04/09	42
United States Dollar	4,197,948	ARS	15,323,500	11/16/09	(333,146)
United States Dollar	18,974,978	AUD	27,040,000	09/02/09	3,879,230
United States Dollar	424,018	AUD	510,000	12/02/09	3,779
United States Dollar	9,501,581	BRL	18,710,000	09/04/09	422,201
United States Dollar	8,484,043	BRL	15,950,000	09/04/09	(24,164)
United States Dollar	7,629,001	BRL	14,600,000	12/04/09	(11,259)
United States Dollar	2,139,845	BRL	4,110,000	12/04/09	4,602
United States Dollar	18,165,413	CAD	22,885,000	09/02/09	2,738,902
United States Dollar	19,907,146	CAD	21,477,820	09/02/09	(288,219)
United States Dollar	19,410,560	CHF	20,674,548	09/02/09	113,992
United States Dollar	3,833,516	CLP	2,100,000,000	09/04/09	(40,733)
United States Dollar	42,573,475	EUR	31,080,000	09/02/09	1,982,813
United States Dollar	1,971,934	EUR	1,380,000	12/02/09	6,431
United States Dollar	5,613,730	GBP	3,960,000	09/02/09	832,952
United States Dollar	5,162,681	GBP	3,155,000	12/02/09	(26,821)
United States Dollar	1,915,893	HUF	360,920,000	09/04/09	(16,456)
United States Dollar	922,022	HUF	175,790,000	09/04/09	3,119
United States Dollar	2,773,408	HUF	536,710,000	12/04/09	4,878
United States Dollar	19,701,337	JPY	1,853,000,000	09/02/09	212,688
United States Dollar	14,507,030	JPY	1,366,700,000	12/02/09	189,716
United States Dollar	19,281,400	MYR	67,480,000	09/04/09	(120,777)
United States Dollar	936,037	MYR	3,300,000	09/04/09	982
United States Dollar	36,161,123	NOK	240,869,814	09/02/09	3,866,432
United States Dollar	20,452,407	NOK	123,870,000	12/02/09	70,625
United States Dollar	34,654,130	SEK	273,976,504	09/02/09	3,834,094
United States Dollar	4,708,272	TRY	7,150,000	09/04/09	56,014
United States Dollar	948,580	TRY	1,450,000	12/04/09	(11)

Net unrealized appreciation on forward foreign currency contracts					$3,297,210

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungary Forint
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of August 31, 2009:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US treasury futures buy contracts:
US Long Bond, 150 contracts (USD)	December 2009	$17,874,852	$17,962,500	$87,648
2 Year US Treasury Notes, 458 contracts (USD)	December 2009	98,828,513	99,085,437	256,924
5 Year US Treasury Notes, 353 contracts (USD)	September 2009	40,934,579	41,130,016	195,437
10 Year US Treasury Notes, 249 contracts (USD)	December 2009	29,020,572	29,187,469	166,897
US treasury futures sell contracts:
3 Year US Treasury Notes, 303 contracts (USD)	December 2009	(67,488,123)	(67,673,156)	(185,033)
5 Year US Treasury Notes, 361 contracts (USD)	September 2009	(41,475,117)	(42,062,141)	(587,024)
5 Year US Treasury Notes, 353 contracts (USD)	December 2009	(40,470,327)	(40,683,250)	(212,923)
10 Year US Treasury Notes, 160 contracts (USD)	December 2009	(18,559,747)	(18,755,000)	(195,253)
Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 500 contracts (USD)	March 2010	123,801,750	124,106,250	304,500
90 Day Euro-Dollar Interest Rate Futures, 740
contracts (USD)	September 2009	184,076,169	184,384,875	308,706
90 Day Euro-Dollar Interest Rate Futures, 800
contracts (USD)	March 2014	190,406,000	191,090,000	684,000
Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 1,000 contracts (USD)	March 2012	(240,472,550)	(241,462,500)	(989,950)

Net unrealized depreciation on futures contracts				$(166,071)

Currency type abbreviation:
USD	United States Dollar

Swap agreements
Strategic Global Income Fund, Inc. had outstanding interest rate swap agreements with the following terms as of August 31, 2009:

Counterparty — Citigroup Global Markets Limited:

					Payments		Upfront		Unrealized
		Termination	Payments made		received by the		payments		appreciation/
Notional amount		dates	by the Fund		Fund		(made)/received	Value	(depreciation)

USD	115,200,000	09/30/11	1.7500	%(1)	—	%(2)	$—	$(348,955)	$(348,955)
USD	67,000,000	07/29/12	0.4963	(3)	2.1050	(1)	—	473,685	473,685
USD	74,680,000	09/30/12	—	(2)	2.3950	(1)	—	401,397	401,397
USD	42,900,000	02/28/14	—	(2)	2.9050	(1)	—	204,752	204,752
USD	11,200,000	08/15/16	4.3400	(1)	0.4400	(3)	198,737	(796,399)	(597,662)
USD	42,400,000	11/24/18	0.2725	(4)	0.4069	(3)	—	125,864	125,864

							$198,737	$60,344	$259,081

Counterparty — Deutsche Bank AG:

					Payments		Upfront		Unrealized
		Termination	Payments made		received by the		payments		appreciation/
Notional amount		dates	by the Fund		Fund		(made)/received	Value	(depreciation)

GBP	64,300,000	08/15/13	—	%(5)	4.7000	%(1)	—	$943,135	$943,135
GBP	55,000,000	08/15/16	4.8225	(1)	—	(5)	—	(1,513,767)	(1,513,767)
USD	14,930,000	10/27/16	3.7090	(1)	—	(2)	—	(346,188)	(346,188)
AUD	4,400,000	01/20/19	3.2567	(6)	4.2700	(1)	—	(447,921)	(447,921)
GBP	15,400,000	08/15/21	—	(5)	4.8900	(1)	—	623,858	623,858
USD	16,000,000	02/15/25	4.0750	(1)	—	(2)	—	(77,405)	(77,405)
AUD	2,300,000	01/20/39	3.1000	(1)	3.2567	(6)	—	698,021	698,021

							$—	$(120,267)	$(120,267)

Counterparty — Goldman Sachs International:

				Payments	Upfront
		Termination	Payments made	received by the	payments		Unrealized
Notional amount		date	by the Fund	Fund	(made)/received	Value	appreciation

USD	84,700,000	11/24/09	0.4069%(3)	0.5500%(4)	$ —	$26,416	$26,416

Counterparty — JPMorgan Chase Bank:

					Payments		Upfront		Unrealized
		Termination	Payments made		received by the		payments		appreciation/
Notional amount		dates	by the Fund		Fund		(made)/received	Value	(depreciation)

USD	124,100,000	01/09/10	0.5375	%(3)	0.6956	%(4)	—	$153,074	$153,074
USD	42,300,000	11/24/18	0.2775	(4)	0.4069	(3)	—	108,161	108,161
USD	124,100,000	01/09/19	0.2869	(4)	0.5375	(3)	—	349,487	349,487

							$—	$610,722	$610,722

Counterparty — Merrill Lynch International:

					Payments		Upfront		Unrealized
		Termination	Payments made		received by the		payments		appreciation/
Notional amount		dates	by the Fund		Fund		(made)/received	Value	(depreciation)

USD	84,700,000	11/24/10	—	%(2)	0.1150	%(4)	—	$28,453	$28,453
USD	15,430,000	08/15/16	4.3300	(1)	0.4400	(3)	—	(1,087,354)	(1,087,354)
USD	14,930,000	10/27/16	3.7090	(1)	—	(2)	—	(346,188)	(346,188)
CAD	11,350,000	03/09/19	2.6300	(1)	0.4329	(7)	—	598,306	598,306
USD	9,400,000	03/11/19	0.6475	(3)	3.1100	(1)	—	(240,202)	(240,202)
CAD	7,050,000	03/09/29	0.4329	(7)	3.7575	(1)	—	(404,983)	(404,983)
USD	5,500,000	03/12/29	3.2775	(1)	0.6475	(3)	—	477,219	477,219

							$—	$(974,749)	$(974,749)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2009.
(3)	Rate based on 3 month LIBOR (USD BBA).
(4)	Rate based on 1 month LIBOR (USD BBA).
(5)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of August 31, 2009.
(6)	Rate based on 6 month BBSW.
(7)	Rate based on 3 month Canada Bankers’ Acceptance rate.

BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Great Britain Pound
USD	United States Dollar

Strategic Global Income Fund, Inc. had outstanding a credit default swap agreement with the following terms as of August 31, 2009:

Credit default swaps on corporate and sovereign issues - sell protection(1)

Counterparty - Credit Suisse International:

			Payments	Payments
		Termination	made by the	received by the	Upfront payments		Unrealized	Credit
Notional amount		date	Fund	Fund	(made)/received	Value	depreciation	Spread(2)

USD	4,000,000	05/20/12	—%(3)	3.3000%(4)	$—	$(440,519)	$(440,519)	8.456%

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entitiy’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.
(3)	Payment of notional amount to the counterparty will be made upon the occurrence of a credit event with respect to the Development Bank of Kazakhstan 7.375% bond, due 11/12/13.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:
USD	United States Dollar

Options written
Strategic Global Income Fund, Inc. had the following open options written as of August 31, 2009:

	Expiration	Premiums
	dates	received	Value

Call options
10 Year US Treasury Notes, 137 contracts, strike @ USD 117.50	November 2009	$179,514	$220,484
30 Day Fed Fund Futures, 726 contracts, strike @ USD 99.75	November 2009	100,780	234,456
90 Day Euro-Dollar Futures, 740 contracts, strike @ USD 99.50	September 2009	145,410	309,875
90 Day Euro-Dollar Futures, 2,000 contracts, strike @ USD 99.63	December 2009	93,000	237,500

Total call options written		518,704	1,002,315

Put options
10 Year US Treasury Notes, 400 contracts, strike @ USD 112.00	November 2009	255,368	137,500
3 Month Sterling Interest Rate Futures, 453 contracts, strike @ GBP 97.50	March 2010	224,106	36,873
90 Day Euro-Dollar Futures, 390 contracts, strike @ USD 98.63	December 2009	57,135	17,063
90 Day Euro-Dollar Futures, 400 contracts, strike @ USD 98.50	March 2010	206,241	77,500

Total put options written		742,850	268,936

Total options written		$1,261,554	$1,271,251

Currency type abbreviations:
GBP	Great Britain Pound
USD	United States Dollar

Written option activity for the nine months ended August 31, 2009 for Strategic Global Income Fund, Inc. was as follows:

		Amount of
		premiums
	Number of contracts	received

Options outstanding at November 30, 2008	365	$141,698
Options written	9,094	4,109,819
Options terminated in closing purchase transactions	(4,213)	(2,989,963)
Options expired prior to exercise	—	—

Options outstanding at August 31, 2009	5,246	$1,261,554

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

Measurements at 08/31/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$50,115,629	$6,447,257	$56,562,886
Asset-backed securities	—	12,421,114		12,421,114
Collateralized debt obligations	—	—	16,834,024	16,834,024
Commercial mortgage-backed securities	—	23,532,369	—	23,532,369
Mortgage & agency debt securities	—	7,533,491	—	7,533,491
US government obligations	—	15,958,669	—	15,958,669
Non-US government obligations	—	55,229,336	—	55,229,336
Sovereign/supranational bonds	—	4,016,862	—	4,016,862
Preferred stock	—	10,235	—	10,235
Short-term investment	—	2,473,229	—	2,473,229
Other financial instruments(1)	351,420	2,657,894	—	3,009,314

Total	$351,420	$173,948,828	$23,281,281	$197,581,529

(1) Other financial instruments may include open futures contracts, swap agreements, options, and forward foreign currency contracts.

Level 3 Rollforward Disclosure
 The following is a rollforward of the Funds’ investments that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)

		Collateralized	Non US-
		debt	government
	Corporate bonds	obligations	obligations	Total

Assets
Beginning balance	$13,161,198	$ 11,014,365	$ 1,537,366	$25,712,929
Total gains or losses (realized/unrealized) included in earnings(a)	1,404,832	1,530,235	—	2,935,067
Purchases, sales, issuances, and settlements (net)	(8,128,773)	—	—	(8,128,773)
Transfers in and/or out of Level 3	10,000	4,289,424	(1,537,366)	2,762,058

Ending balance	$6,447,257	$ 16,834,024	$ —	$23,281,281

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses
relating to investments still held at 08/31/09.	$(728,376)	$ 1,894,492	$ —	$ 1,166,116

(a) Does not include unrealized losses of $650,743 related to transferred assets presented at their end of period values.

Industry diversification (unaudited)
As a percentage of net assets as of August 31, 2009

Bonds
Corporate bonds
Aerospace & defense	0.14%
Agriculture	0.10
Auto loans	0.22
Auto parts & equipment	0.12
Banking	0.20
Beverages	0.37
Building & construction	0.01
Building materials	0.01
Capital markets	0.26
Commercial banks	8.12
Commercial services	0.33
Computer hardware	0.21
Construction materials	0.12
Diversified financial services	7.12
Diversified telecommunication services	0.91
Electric utilities	0.62
Food - wholesale	0.00	(1)
Health services	0.25
Hotels, restaurants & leisure	0.64
Household durables	0.42
Independent power producers & energy traders	0.19
Insurance	0.02
IT services	0.32
Media	0.68
Metals & mining	0.09
Multi-utilities	0.31
Oil, gas & consumable fuels	0.81
Real estate investment trusts (REITs)	3.30
Retail	0.03
Road & rail	0.06
Telecommunications	0.32
Tobacco	0.24
Wireless telecommunication services	1.34

Total corporate bonds	27.88
Asset-backed securities	6.12
Collateralized debt obligations	8.30
Commercial mortgage-backed securities	11.60
Mortgage & agency debt securities	3.71
US government obligations	7.87
Non US-government obligations	27.23
Sovereign/supranational bonds	1.98

Total bonds	94.69
Preferred stock	0.00	(1)
Short-term investment	1.22
Options purchased	0.68

Total investments	96.59
Cash and other assets, less liabilities	3.41

Net assets	100.00%

(1) Amount represents 0.005% of net assets.

1) Swap agreements
The Fund may engage in swap agreements, including but not limited to interest rate, currency, total return and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge its portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2009 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues — sell protection” in the notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investments or instruments.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

2) Option writing
The Fund may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk (specifically interest rate risk) of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option.

Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

3) Restricted securities
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included in the Fund’s “Notes to portfolio of investments”.

4) Securities lending
The Fund may lend securities up to 33 1/2% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund did not lend any securities during the nine month period ended August 31, 2009.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2009